Mortgage Notes Payable, Net	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Mortgage Notes Payable, Net	Mortgage Notes Payable, Net
The following table reflects the Company’s mortgage notes payable as of June 30, 2020 and December 31, 2019:

		Outstanding Loan Amount as of		Effective Interest Rate as of
Portfolio	Encumbered Properties (1)	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019		Interest Rate		Maturity
		(In thousands)	(In thousands)
Palm Valley Medical Plaza - Goodyear, AZ	1	$3,056	$3,112	4.15%	4.15%		Fixed		Jun. 2023
Medical Center V - Peoria, AZ	1	2,835	2,884	4.75%	4.75%		Fixed		Sep. 2023
Fox Ridge Bryant - Bryant, AR	1	7,209	7,283	3.98%	3.98%		Fixed		May 2047
Fox Ridge Chenal - Little Rock, AR	1	16,544	16,695	3.98%	3.98%		Fixed		May 2049
Fox Ridge North Little Rock - North Little Rock, AR	1	10,265	10,359	3.98%	3.98%		Fixed		May 2049
Capital One MOB Loan	35	378,500	378,500	3.71%	3.66%		Fixed	(3)	Dec. 2026
Multi-Property CMBS Loan	21	118,700	118,700	4.60%	4.60%		Fixed		May 2028
Shiloh - Illinois (4)	1	13,828	—	4.34%	—%		Fixed		March 2026
Gross mortgage notes payable	62	550,937	537,533	3.94%	3.90%	(2)
Deferred financing costs, net of accumulated amortization (5)		(7,486)	(7,718)
Mortgage premiums and discounts, net		(1,501)	(1,531)
Mortgage notes payable, net		$541,950	$528,284
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(1) Does not include real estate assets mortgaged to secure advances under the Fannie Mae Master Credit Facilities or eligible unencumbered real estate assets comprising the borrowing base of the Credit Facility (as defined below). The equity interests and related rights in the Company’s wholly owned subsidiaries that directly own or lease the real estate assets comprising the borrowing base have been pledged for the benefit of the lenders thereunder (see Note 5 — Credit Facilities for additional details).
(2) Calculated on a weighted average basis for all mortgages outstanding as of June 30, 2020 and December 31, 2019. For the LIBOR based loans, LIBOR in effect at the balance sheet date was utilized. For the Capital One MOB Loan, the effective rate does not include the effect of amortizing the amount paid to terminate the previous pay-fixed swap. See Note 7 — Derivatives and Hedging Activities for additional details.
(3) Variable rate loan, based on 30-day LIBOR, which is fixed as a result of entering into “pay-fixed” interest rate swap agreements . In connection with the amendment to this loan in December 2019 (see additional details below), the Company terminated the previous interest rate swap agreements and entered into new interest rate swap agreements (see Note 7 — Derivatives and Hedging Activities for additional details).
(4) The Company assumed this fixed rate mortgage when it acquired a property during the six months ended June 30, 2020.
(5) Deferred financing costs represent commitment fees, legal fees and other costs associated with obtaining financing. These costs are amortized to interest expense over the terms of the respective financing agreements using the effective interest method. Unamortized deferred financing costs are generally expensed when the associated debt is refinanced or repaid before maturity. Costs incurred in seeking financial transactions that do not close are expensed in the period in which it is determined that the financing will not close.
As of June 30, 2020, the Company had pledged $0.9 billion in total real estate investments, at cost, as collateral for its $0.6 billion of gross mortgage notes payable. This real estate is not available to satisfy other debts and obligations unless first satisfying the mortgage notes payable secured by these properties. The Company makes payments of principal and interest, or interest only, depending upon the specific requirements of each mortgage note, on a monthly basis.
Some of the Company’s mortgage note agreements require compliance with certain property-level financial covenants, including debt service coverage ratios. As of June 30, 2020, the Company was in compliance with these financial covenants.
See Note 5 — Credit Facilities - Future Principal Payment and LIBOR Transition for schedule of principal payment requirements of the Company’s Mortgage Notes and Credit Facilities and discussion of the expected cessation of LIBOR publication.